Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Mar. 31, 2026
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	As of March 31,
	2026	2025
Cash and cash equivalents	$2,571	$2,279
Intercompany receivables	184,752,062	202,627,825
Total current assets	$184,754,633	$202,630,104
Total non-current assets	—	—
Total Assets	$184,754,633	$202,630,104

Total current liabilities	3,820,021	3,510,959
Total non-current liabilities	—	—
Total Liabilities	$3,820,021	$3,510,959

Total Shareholders’ Equity	180,934,612	199,119,145
Total Liabilities and Equity	$184,754,633	$202,630,104

Schedule of Condensed Statements of Operations and Comprehensive Loss

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the years ended March 31,
	2026	2025	2024
Total revenue, net	$—	$—	$—
Total costs and expenses	1,231,452	1,288,585	2,122,139
Loss from subsidiaries and VIEs	17,440,450	133,688,784	7,336,645
Total other expenses (income), net	(292)	—	—
(Loss) income from continuing operations before income tax expenses	$(18,671,610)	$(134,977,369)	$(9,458,784)
Less: income tax expense (benefit)	-	-	-
Net (loss) income from continuing operations	$(18,671,610)	$(134,977,369)	$(9,458,784)
Total gain (loss) from discontinued operations	-	-	-
Net (loss) income	$(18,671,610)	$(134,977,369)	$(9,458,784)

Schedule of Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	For The Years Ended March 31,
	2026	2025	2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(18,671,610)	$(134,977,369)	$(9,458,784)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubts accounts	—	—	5,795
Equity in loss of subsidiaries	17,440,450	134,688,784	7,336,654
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	309,062	417,267	502,018
NET CASH USED IN OPERATING ACTIVITIES	$(922,097)	$(871,318)	$(1,614,326)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering costs	$—	$195,884,024	$139,339,849
Collection from (loan to) subsidiaries	922,389	(195,012,706)	(137,727,716)
NET CASH PROVIDED BY FINANCING ACTIVITIES	$922,389	$871,318	$1,612,133
NET INCREASE (DECREASE) IN CASH	$292	$-	$(2,193)
CASH-beginning of year	2,279	2,279	4,472
CASH-end of year	$2,571	$2,279	$2,279
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	—	2,982	24,988
Cash paid for interest	—	—	111,563